Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31, 2022	December 31, 2021
	EUR	EUR
Cash at bank	347,229	26,957